TRADE RECEIVABLES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
Disclosure Trade Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS	TRADE RECEIVABLES AND OTHER CURRENT ASSETS
The company's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2026	December 31, 2025
Trade receivables	$592	$532
Collateral deposits(1)	93	150
Tax receivables	78	68
Short-term deposits and advances	59	60
Prepaids and other	50	56
Inventory	32	32
Other short-term receivables	156	94
	$1,060	$992
(1)Collateral deposits are related to energy derivative contracts the company enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of the company's risk management strategy.
The company primarily receives payments monthly for invoiced power purchase agreement revenues and has no significant aged receivables as of the reporting date. Receivables from contracts with customers are reflected in Trade receivables.